Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at January 1, 2014	1,768,174
Number of Options, Granted	422,750	410,800	392,274
Number of Options, Exercised/Vested	(611,786)
Number of Options, Canceled/Forfeited	(15,263)
Number of Options, Outstanding at December 31, 2015	1,563,875	1,768,174
Number of Options, Vested and expected to vest at December 31, 2015	1,563,875
Number of Options, Exercisable at December 31, 2015	768,261
Weighted Average Exercise Price, Outstanding at January 1, 2014	$ 73.14
Weighted Average Exercise Price, Granted	157.36
Weighted Average Exercise Price, Exercised/Vested	62.03
Weighted Average Exercise Price, Canceled/Forfeited	89.64
Weighted Average Exercise Price, Outstanding at December 31, 2015	100.09	$ 73.14
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2015	100.09
Weighted Average Exercise Price, Exercisable at December 31, 2015	$ 70.41
Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2015	6 years 3 months 18 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest at December 31, 2015	6 years 3 months 18 days
Weighted Average Remaining Contractual Life (Years), Exercisable at December 31, 2015	6 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding at December 31, 2015	$ 82,056
Aggregate Intrinsic Value, Vested and dxpected to vest at December 31, 2015	82,056
Aggregate Intrinsic Value, Exercisable at December 31, 2015	$ 61,756
Weighted Average Grant-Date Price, Granted	$ 121.75	$ 88.48	$ 77.13
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Outstanding at January 1, 2014	140,510
Number of Awards, Granted	36,987
Number of Awards, Exercised/Vested	(80,011)
Number of Awards, Canceled/ Forfeited	(754)
Number of Awards, Outstanding at December 31, 2015	96,732	140,510
Number of Awards, Vested and expected to vest at December 31, 2015	96,732
Weighted Average Grant-Date Price, Outstanding at January 1, 2014	$ 67.71
Weighted Average Grant-Date Price, Granted	121.75
Weighted Average Grant-Date Price, Exercised/Vested	68.36
Weighted Average Grant-Date Price, Canceled/Forfeited	79.50
Weighted Average Grant-Date Price, Outstanding at December 31, 2015	87.75	$ 67.71
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2015	$ 87.75
PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Nonvested Target Units, Outstanding at January 1, 2014	56,699
Number of Nonvested Target Units, Granted	21,522
Number of Nonvested Target Units, Canceled/Forfeited	(1,845)
Number of Nonvested Target Units, Outstanding at December 31, 2015	76,376	56,699
Number of Nonvested Target Units, Vested and expected to vest at December 31, 2015	127,061
Weighted Average Grant-Date Price, Outstanding at January 1, 2014	$ 81.91
Weighted Average Grant-Date Price, Granted	127.85
Weighted Average Grant-Date Price, Canceled/Forfeited	98.56
Weighted Average Grant-Date Price, Outstanding at December 31, 2015	94.45	$ 81.91
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2015	$ 97.68